SUPPLEMENTAL INFORMATION ON OIL AND GAS OPERATIONS (UNAUDITED) (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Supplemental Information On Oil And Gas Operations
SCHEDULE OF COST INCURRED IN PRODUCING ACTIVITIES

	12 Months Ended	12 Months Ended
	September 30, 2023	September 30, 2022
Acquisition of proved properties	$—	$—
Acquisition of unproved properties	—	—
Development costs	2,019,639	1,676,668
Exploration costs	—	—
Total costs incurred	$2,019,639	$1,676,668

Results of Operations from Oil and Gas Producing Activities

	12 Months Ended	12 Months Ended
	September 30, 2023	September 30, 2022
Oil and gas revenues	$688,827	$815,391
Production costs	(879,471)	(829,194)
Exploration expenses	—	—
Depletion, depreciation and amortization	(104,798)	(99,855)
Impairment of oil and gas properties	—	—
Result of oil and gas producing operations before income taxes	(295,442)	(113,658)
Provision for income taxes	—	—
Results of oil and gas producing activities	$(295,442)	$(113,658)

SCHEDULE OF PROVED RESERVES

Our proved reserves are summarized in the table below:

	Oil (Barrels)	Natural Gas (Mcf)	BOE (Barrels)
Proved developed and undeveloped reserves:
September 30, 2021	6,199,420	3,018,350	6,702,478
Revisions	48,320	(5,613)	47,385
Purchase of proved reserves	-	-	-
Sale reserves	-	-	-
Production	(10,670)	(11,567)	(12,598)
September 30, 2022	6,237,070	3,001,170	6,737,265
Revisions	(3,588,541)	(951,270)	(3,747,086)
Purchase of proved reserves	-	-	-
Sale reserves	-	-	-
Production	(11,729)	(7,500)	(12,979)
September 30, 2023	2,636,800	2,042,400	2,977,200

Proved developed reserves:
September 30, 2021	587,450	411,910	656,102
September 30, 2022	1,153,870	864,770	1,297,998
September 30, 2023	1,027,100	765,300	1,154,650

Proved undeveloped reserves:
September 30, 2021	5,611,970	2,606,440	6,046,377
September 30, 2022	5,083,200	2,136,400	5,439,267
September 30, 2023	1,609,700	1,277,100	1,822,550

SCHEDULE OF NET CASH FLOWS RELATING TO PROVED OIL AND GAS RESERVES

	12 Months Ended
	September 30, 2023	September 30, 2022
Future cash inflows	$211,828,000	$589,481,000
Future production costs(1)	(40,061,000)	(91,630,000)
Future development costs	(17,241,000)	(71,700,000)
Future income tax expenses	(39,262,000)	(113,873,000)
Future net cash flows	115,264,000	312,278,000
10% annual discount for estimated timing of cash flows	(60,184,000)	(167,549,000)
Standardized measure of discounted future net cash flows at the end of the fiscal year	$55,080,000	$144,729,000

(1)	Production costs include crude oil and natural gas operations expense, production ad valorem taxes, transportation costs and G&A expense supporting the Company’s crude oil and natural gas operations.

SCHEDULE OF AVERAGE HYDROCARBON PRICES

Average hydrocarbon prices are set forth in the table below.

	Average Price	Natural
	Crude Oil (Bbl)	Gas (Mcf)
Year ended September 30, 2021 (1)	$55.98	$2.95
Year ended September 30, 2022 (1)	$91.72	$5.79
Year ended September 30, 2023 (1)	$78.61	$2.23

(1)	Average prices were based on 12-month unweighted arithmetic average of the first-day-of-the-month prices for the period from October through September during each respective fiscal year.

SCHEDULE OF CHANGES IN DISCOUNTED FUTURE NET CASH FLOWS

	12 Months Ended
	September 30, 2023	September 30, 2022
Standardized measure of discounted future net cash flows at the beginning of the year	$144,729,000	$73,269,000
Extensions, discoveries and improved recovery, less related costs	—	—
Sales of minerals in place	—	—
Purchase of minerals in place	—	—
Revisions of previous quantity estimates	(103,529,000)	1,674,000
Net changes in prices and production costs	(52,170,000)	88,333,000
Accretion of discount	19,862,000	10,077,000
Sales of oil produced, net of production costs	191,000	(49,000)
Changes in future development costs	27,173,000	911,000
Changes in timing of future production	(16,145,000)	(3,099,000)
Net changes in income taxes	34,969,000	(26,387,000)
Standardized measure of discounted future net cash flows at the end of the year	$55,080,000	$144,729,000

SCHEDULE OF CONVERTIBLE DEBENTURES

As June 30, 2024, the following Convertible Debentures were outstanding:

Principal Amount	Interest rate	Maturity Date
500,000	10%	July 12, 2024 (subsequently extended to September 12, 2024)
865,000	10%	September 12, 2024
1,365,000